SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Warranty provision [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	$ 276	$ 288	$ 341
Additions	186	196	169
Utilization	(190)	208	222
Write-offs, net of recoveries
Less: Held for sale	(43)
Balance, ending	229	276	288
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	376	190	2,419
Additions	17	258	31
Utilization
Write-offs, net of recoveries	(270)	(72)	2,260
Balance, ending	$ 123	$ 376	$ 190